Discontinued Operations (Narrative) (Details) (USD $)	12 Months Ended					0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Wireless Broadband [Member]	Dec. 31, 2011 Sale Of NSN [Member]	Apr. 14, 2014 Zebra Technologies Corporation [Member] Subsequent Event [Member] Enterprise
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration						$ 3,450,000,000
Pre-tax gain on sale of business	3,000,000	7,000,000	474,000,000	40,000,000	434,000,000
Net proceeds received from sale of business					1,000,000,000
Purchase price adjustment resulting from discontinued operations					$ 120,000,000